Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

							Group
	Conduct remediation
	PPI	Other products	Bank Levy	Property	Off balance sheet ECL	Regulatory and other	Total

	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	189	25	48	61	78	176	577
Additional provisions (See Note 8)	—	—	74	9	—	209	292
Provisions released (See Note 8)	—	(15)	—	(8)	(3)	(1)	(27)
Utilisation and other(1)	(113)	(2)	(94)	(17)	—	(158)	(384)
Recharge(2)	—	—	10	—	—	—	10
At 31 December 2020	76	8	38	45	75	226	468
To be settled:
–Within 12 months	76	2	38	24	75	125	340
–In more than 12 months	—	6	—	21	—	101	128
	76	8	38	45	75	226	468
(1)    Utilisation and other included a transfer from ‘PPI’ to ‘Regulatory and other’ in respect of an ongoing legal dispute. No further information has been provided on the basis it would be seriously prejudicial.
(2)    This relates to a recharge in respect of the UK Bank Levy paid on behalf of other UK entities of Banco Santander SA.